Employee Benefits (Schedule Of Changes In Options Outstanding) (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 ASM International N.V. [Member]	Dec. 31, 2011 Eurodollar [Member] EUR (€)	Dec. 31, 2010 Eurodollar [Member] EUR (€)	Dec. 31, 2009 Eurodollar [Member] EUR (€)
Defined Benefit Plan Disclosure [Line Items]
Number of options outstanding, beginning balance	686,060	822,900	602,940	385,983,000	759,463	927,258	857,790
Number of options granted	687,114	42,000	358,400	128,000,000	687,114	64,500	381,600
Options forfeited, Number of options	(1,080)	(35,700)	(68,740)			(67,185)	(245,332)
Options exercised, Number of options	(169,870)	(143,140)	(69,700)	(56,000,000)	(126,620)	(165,110)	(66,800)
Number of options outstanding, ending balance	515,110	686,060	822,900	482,983,000	1,319,957	759,463	927,258
Beginning balance, Weighted average exercise price	$ 20.40	$ 19.00	$ 18.47		€ 15.74	€ 14.89	€ 14.61
Options granted, Weighted average exercise price		$ 35.01	$ 17.83		€ 22.33	€ 22.53	€ 14.76
Options forfeited, Weighted average exercise price	$ 16.65	$ 19.73	$ 14.27			€ 16.97	€ 14.43
Options exercised, Weighted average exercise price	$ 19.10	$ 16.83	$ 12.99		€ 14.82	€ 13.12	€ 12.20
Ending balance, Weighted average exercise price	$ 20.83	$ 20.40	$ 19.00		€ 19.08	€ 15.74	€ 14.89